UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111


Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Stacey Kruus             Mercer Island, WA            May 26, 2011
       ----------------             -----------------            ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          115
                                         -----------

Form 13F Information Table Value Total:  $   253,482
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  ------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  ------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
AGCO CORP NOTE
  1.250%12/15/36             Common Stock  001084AM4        30    20,000  SH         Y                                        20,000
AMERICAN CAPITAL
  STRATEGIES LTD             Common Stock  02503Y103       128    12,869  SH         Y                                        12,869
AMERIGROUP CORP              Common Stock  03073T102     3,060    47,625  SH         Y                                        47,625
BERKSHIRE HATHAWAY INC CL B  Common Stock  084670702       284     3,390  SH         Y                                         3,390
BRIGHAM EXPL CO              Common Stock  109178103     3,566    95,925  SH         Y                                        95,925
BROCADE COMMUNICATIONS
  SYSTEMS INC                Common Stock  111621306        86    14,060  SH         Y                                        14,060
CARBO CERAMICS INC           Common Stock  140781105     6,518    46,185  SH         Y                                        46,185
CHINA CERAMICS CO LTD COM
  USD0.001 ISIN
  #VGG2113X1006              Common Stock  G2113X100       424    68,738  SH         Y                                        68,738
CHINA XD PLASTICS COMPANY
  LTD COM                    Common Stock  16948F107       412    79,056  SH         Y                                        79,056
CHINACAST ED CORP            Common Stock  16946T109       429    68,260  SH         Y                                        68,260
CITIGROUP INC                Common Stock  172967101       176    39,880  SH         Y                                        39,880
COINSTAR INC                 Common Stock  19259P300       535    11,643  SH         Y                                        11,643
COMPLETE PRODUCTION
  SERVICES                   Common Stock  20453E109       631    19,834  SH         Y                                        19,834
COMSTOCK RES INC             Common Stock  205768203       243     7,870  SH         Y                                         7,870
CONCHO RESOURCES             Common Stock  20605P101     3,608    33,625  SH         Y                                        33,625
CURRENCYSHARESCDN DLR TR
  CDN DOLLARS SHS            Common Stock  23129X105       243     2,365  SH         Y                                         2,365
CURRENCYSHARESS SWISS        Common Stock  23129V109       234     2,170  SH         Y                                         2,170
DECKERS OUTDOOR              Common Stock  243537107     5,727    66,475  SH         Y                                        66,475
E M C CORP MASS NOTE
  1.750%12/01/13             Common Stock  268648AM4        34    20,000  SH         Y                                        20,000
EDWARDS LIFESCIENCES CORP
  COM                        Common Stock  28176E108     5,420    62,300  SH         Y                                        62,300
ELECTRONICS ARTS             Common Stock  285512109    13,837   708,516  SH         Y                                       708,516
ENERGY CONVERS 3%13 CVT
  BOND DUE 06/15/13          Common Stock  292659AA7         7    12,000  SH         Y                                        12,000
EQUINIX INC NEW              Common Stock  29444U502     1,136    12,473  SH         Y                                        12,473
ETFS GOLD TRUST ETF          Common Stock  26922Y105       438     3,070  SH         Y                                         3,070
ETFS SILVER TR SILVER SHS
  ETF                        Common Stock  26922X107       417    11,130  SH         Y                                        11,130
FIRST PACTRUST BAN CORP INC  Common Stock  33589V101       718    45,102  SH         Y                                        45,102
FOSSIL INC                   Common Stock  349882100     5,397    57,630  SH         Y                                        57,630
GSI GROUP INC COM            Common Stock  36191C205       436    42,374  SH         Y                                        42,374
HARBIN ELECTRIC              Common Stock  41145W109       571    27,585  SH         Y                                        27,585
HEALTHSPRING INC             Common Stock  42224N101     3,738   100,020  SH         Y                                       100,020
HELMERICH & PAYNE INC        Common Stock  423452101     6,182    89,995  SH         Y                                        89,995
IGATE CORP                   Common Stock  45169U105     1,664    88,669  SH         Y                                        88,669
ISHARES 1-3 YR TREASURY ETF  Mutual Fund   464287457     1,482    17,691  SH         Y                                        17,691
ISHARES 1-3 YR CREDIT BOND
  ETF                        Common Stock  464288646    10,413    99,705  SH         Y                                        99,705
ISHARES AGGREGATE BOND ETF   Common Stock  464287226       916     8,713  SH         Y                                         8,713
ISHARES DOW JONES SELECT
  DIVIDEND INDEX             Common Stock  464287168       320     6,130  SH         Y                                         6,130
ISHARES IBOXX INVESTMENT
  GRADE CORP BOND ETF        Common Stock  464287242     5,996    55,417  SH         Y                                        55,417
ISHARES INTERMEDIATE
  CREDIT BOND ETF            Common Stock  464288638       361     3,430  SH         Y                                         3,430
ISHARES OIL EQUIP & SVC
  INDEX FUND                 Mutual Fund   464288844     4,948    72,955  SH         Y                                        72,955
ISHARES RUSSELL 1000 VALUE
  ETF                        Mutual Fund   464287598     1,163    16,940  SH         Y                                        16,940
ISHARES RUSSELL 2000 VALUE   Mutual Fund   464287630     1,866    24,759  SH         Y                                        24,759
ISHARES S&P U.S. PREFERRED
  STOCK ETF                  Common Stock  464288687     1,258    31,720  SH         Y                                        31,720
ISHARES SILVER ETF           Mutual Fund   46428Q109     4,130   112,320  SH         Y                                       112,320
ISHARES TIPS BOND ETF        Mutual Fund   464287176     4,770    43,700  SH         Y                                        43,700
ISHARES TR FTSE NAREIT MTG
  REITS                      Common Stock  464288539       794    52,320  SH         Y                                        52,320
ISHARES TR IBOXX HIGH
  YIELD CORP BD FD           Mutual Fund   464288513     1,730    18,810  SH         Y                                        18,810
ISHARES TRUST DOW JONES US
  REAL ESTATE INDEX FUND     Mutual Fund   464287739       798    13,430  SH         Y                                        13,430
ISHARESJPMORGAN USD
  EMERGING MKTS BDFD         Common Stock  464288281       497     4,660  SH         Y                                         4,660
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA
  SOLAR HOLDINGS CO LTD      Common Stock  466090AA5        26    27,000  SH         Y                                        27,000
JOY GLOBAL INC               Common Stock  481165108     9,121    92,313  SH         Y                                        92,313
JP MORGAN EXCH TRAD NOTE
  ALERIAN MLP                Common Stock  46625H365     1,220    32,130  SH         Y                                        32,130
KEYCORP NEW                  Common Stock  493267108       122    13,710  SH         Y                                        13,710
KORN FERRY INTL              Common Stock  500643200       558    25,050  SH         Y                                        25,050
LIHUA INTERNATIONAL INC      Common Stock  532352101       414    47,140  SH         Y                                        47,140
LULULEMON ATHLETICA INC      Common Stock  550021109     7,068    79,370  SH         Y                                        79,370
MARKET VECTORS ETF TR COAL
  ETF                        Common Stock  57060U837     4,014    79,131  SH         Y                                        79,131
MARKET VECTORS ETF TR JR
  GOLD MINES ETF             Common Stock  57060U589     5,846   149,045  SH         Y                                       149,045
MASSEY ENERGY CO SR NT CONV  Common Stock  576203AJ2        14    12,000  SH         Y                                        12,000
METROPCS COMMUNICATIONS INC  Common Stock  591708102     7,259   446,965  SH         Y                                       446,965
MICROSOFT                    Common Stock  594918104       239     9,420  SH         Y                                         9,420
NASDAQ 100 INDEX TRACKING
  STK                        Common Stock  73935A104       295     5,132  SH         Y                                         5,132
NETFLIX COM INC              Common Stock  64110L106     6,584    27,690  SH         Y                                        27,690
NII HLDGS INC NOTE 3.125%
  6/15/12                    Common Stock  62913FAJ1        33    33,000  SH         Y                                        33,000
OCZ TECHNOLOGY GROUPINC COM  Common Stock  67086E303     1,015   125,346  SH         Y                                       125,346
OFFICE DEPOT INC             Common Stock  676220106       170    36,790  SH         Y                                        36,790
ORACLE CORPORATION           Common Stock  68389X105     1,691    50,566  SH         Y                                        50,566
ORBITAL SCIENCES CORP        Common Stock  685564106       582    30,773  SH         Y                                        30,773
POWERSHARES ETF FD TR II
  S&P SMALLCAP ENERGY        Common Stock  73937B704     5,876   140,110  SH         Y                                       140,110
POWERSHARES EXCHANGETRADED
  FD TR DYNAMIC NETWORKING
  PORTFOLIO                  Common Stock  73935X815     5,255   187,170  SH         Y                                       187,170
POWERSHARES FINANCIAL
  PREFERRED ETF              Common Stock  73935X229       910    50,180  SH         Y                                        50,180
POWERSHARES GLOBAL ETF
  PREFERRED PORTFOLIO        Common Stock  73936T565       889    61,960  SH         Y                                        61,960
POWERSHS EXCH TRAD FD TR
  POWERSHARES DWA TECH       Common Stock  73935X153     1,091    42,545  SH         Y                                        42,545
PRAXAIR INC                  Common Stock  74005P104       250     2,462  SH         Y                                         2,462
PROSHARES TR ULTRA SHORT
  100 FD                     Common Stock  74347X237       698    13,698  SH         Y                                        13,698
R F MICRO DEVICES INC        Common Stock  749941100       561    87,500  SH         Y                                        87,500
ROCKWELL AUTOMATION INC      Common Stock  773903109     6,026    63,670  SH         Y                                        63,670
RYDEX ETF TR RYDEX S&P
  MIDCAP 400PURE GROWTH ETF  Common Stock  78355W601     5,574    64,520  SH         Y                                        64,520
SANDISK CORP SR NT CV
  1.00000% 05/15/2013        Common Stock  80004CAC5        42    43,000  SH         Y                                        43,000
SIMPSON MANUFACTURING CO
  INC                        Common Stock  829073105     1,974    67,000  SH         Y                                        67,000
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND              Common Stock  78464A516     2,049    34,250  SH         Y                                        34,250
SPDR DJ WILSHIRE INTL REAL
  EST                        Common Stock  78463X863       918    23,530  SH         Y                                        23,530
SPDR GOLD ETF                Mutual Fund   78463V107     2,771    19,816  SH         Y                                        19,816
SPDR S&P 500 ETF             Mutual Fund   78462F103     4,459    33,630  SH         Y                                        33,630
SPDR S&P METALS & MNG ETF    Common Stock  78464A755     4,645    62,521  SH         Y                                        62,521
SPDR SER TR S&P DIVID ETF    Common Stock  78464A763       555    10,250  SH         Y                                        10,250
SPDR SER TR WELLS FARGO
  PFD STOCK ETF              Common Stock  78464A292       724    15,860  SH         Y                                        15,860
SPROTT PHYSICAL GOLDT TRUST  Common Stock  85207H104     4,876   385,775  SH         Y                                       385,775
SPROTT PHYSICAL SILVER
  TRUST TRUST UNIT ISIN
  #CA85207K1075SEDOL
  #B5THDS5                   Common Stock  85207K107     1,945   110,550  SH         Y                                       110,550
STIFEL FINANCIAL CP          Common Stock  860630102     3,731    51,975  SH         Y                                        51,975
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013                 Common Stock  86800CAE4        29    32,000  SH         Y                                        32,000
SUPERVALU INC                Common Stock  868536103       199    22,290  SH         Y                                        22,290
TEUCRIUM COMMMODITY TR
  CORN FD SHS                Common Stock  88166A102     2,729    61,670  SH         Y                                        61,670
TIBCO SOFTWARE INC           Common Stock  88632Q103     5,948   218,270  SH         Y                                       218,270
TRACTOR SUPPLY CO            Common Stock  892356106     4,136    69,095  SH         Y                                        69,095
TRIANGLE PETROLEUM
  CORPORATION COM STK
  USD0.01 ISIN
  #US89600B2016SEDOL #B3K    Common Stock  89600B201       986   118,846  SH         Y                                       118,846
TRIQUINT SEMICONDUCTOR INC   Common Stock  89674K103       507    39,269  SH         Y                                        39,269
UMPQUA HOLDINGS CORP         Common Stock  904214103       571    49,920  SH         Y                                        49,920
UNDER ARMOUR INC             Common Stock  904311107     3,733    54,855  SH         Y                                        54,855
UNITEK GLOBAL SVCS INC COM
  NEW                        Common Stock  91324T302       544    61,131  SH         Y                                        61,131
VALERO ENERGY CORP NEW       Common Stock  91913Y100     5,796   194,360  SH         Y                                       194,360
VANGUARD BD INDEX FDINC
  SHORT TERM BD              Common Stock  921937827     3,374    42,090  SH         Y                                        42,090
VANGUARD INTL EQUITYINDEX
  FDS TOTAL WORLD STK
  INDEX FD                   Common Stock  922042742       673    13,493  SH         Y                                        13,493
VANGUARD REIT ETF            Common Stock  922908553     1,052    17,990  SH         Y                                        17,990
VANGUARD TOTAL BOND MARKET
  ETF                        Common Stock  921937835     1,285    16,055  SH         Y                                        16,055
VANGUARD TOTAL STK MKT ETF   Common Stock  922908769     1,085    15,790  SH         Y                                        15,790
VERIFONE HOLDING             Common Stock  92342Y109     5,382    97,950  SH         Y                                        97,950
VERISIGN INC SDCV 3.250%
  8/15/37                    Common Stock  92343EAD4        24    20,000  SH         Y                                        20,000
WISDOMTREE DREYFUS CHINESE
  YUAN FD                    Common Stock  97717W182       251     9,890  SH         Y                                         9,890
WISDOMTREE EMERGING
  MARKETS EQUITY INCOME ETF  Common Stock  97717W315       942    15,410  SH         Y                                        15,410
WISDOMTREE EMERGING
  MARKETS SMALLCAP
  DIVIDEND ETF               Common Stock  97717W281       841    15,720  SH         Y                                        15,720
WISDOMTREE TR BRAZILIAN
  REAL FD                    Common Stock  97717W240       223     8,075  SH         Y                                         8,075
WISDOMTREE TR
  EUROPESMALLCAP DIVID FD    Common Stock  97717W869       930    20,860  SH         Y                                        20,860
WISDOMTREE TRUST INTL REAL
  ESTATE SECTOR              Common Stock  97717W331       912    31,470  SH         Y                                        31,470
ZAGG INC                     Common Stock  98884U108       334    44,500  SH         Y                                        44,500
ZIX CORP COM                 Common Stock  98974P100     1,135   306,664  SH         Y                                       306,664